Transactions with related companies	12 Months Ended
Dec. 31, 2019
Hierarchy and fair value of financial instruments [Line Items]
Transactions with related companies

30.   Transactions with related companies

(a)The Group has carried out the following transactions with its related companies in the years 2019, 2018 and 2017:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Associates -
Revenues from:
Royalties	22,297	20,385	20,739
Energy	3,181	3,002	2,137
Supplies	1,259	27	4
Mineral	683	1,321	1,414
Mining concessions, property, plant and equipment	11	30	336

Purchase of:
Supplies	9	44	27

Services rendered to:
Services of energy transmission	287	393	559
Operation and maintenance services related to energy transmission	287	290	593
Administrative and Management services	359	214	149
Engineering services	—	348	1,119
Constructions services	4	—	1,332

Dividends received and collected from:
Sociedad Minera Cerro Verde S.A.A.	29,377	39,169	—
Compañía Minera Coimolache S.A.	4,011	7,623	9,823

Loans collected from:
Sociedad Minera Cerro Verde S.A.A.	—	—	124,800

Interest income:
Sociedad Minera Cerro Verde S.A.A.	—	—	1,685

Joint Venture -
Interest income:
Transportadora Callao S.A.	86	92	—

Non-controlling shareholders -
Dividends paid to:
Newmont Peru Limited - Sucursal del Perú	6,500	5,560	6,036

Terms and conditions of transactions with related parties

Purchase transactions and services with related parties are made at market prices. Outstanding balances at year-end are unsecured and interest free and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables.

(b)As a result of the transactions indicated in the paragraph (a), the Group had the following accounts receivable and payable from/to associates:

	2019	2018
	US$(000)	US$(000)

Trade and other receivables, note 7(a)
Minera Yanacocha S.R.L.	5,920	6,791
Compañía Minera Coimolache S.A.	327	386
	6,247	7,177
Other receivables, note 7(a)
Transportadora Callao S.A.	1,951	2,471
Compañía Minera Coimolache S.A.	1,016	1,234
	2,967	3,705
	9,214	10,882

Trade and other payables, note 14(a)
Compañía Minera Coimolache S.A.	27	36
Sociedad Minera Cerro Verde S.A.A.	2	—
	29	36
Other payables, note 14(a)
Other minor	51	20
	80	56

As of December 31, 2019 and 2018, there is no allowance for expected credit losses related to related parties accounts.

(c)S.M.R.L. Chaupiloma Dos de Cajamarca -

In accordance with mining lease, amended and effective on January 1, 1994, Minera Yanacocha S.R.L. pays the Group a 3% royalty based on quarterly production sold at current market prices, after deducting refinery and transportation costs. The royalty agreement expires in 2032.

(d)Key officers -

As of December 31, 2019 and 2018, loans to employees, directors and key personnel amounts to US $31,000 and US $19,000, respectively, are paid monthly and earn interest at market rates.

There are no loans to the Group’s directors and key personnel guaranteed with Buenaventura or any of its Subsidiaries’ shares.

The Group’s key executives’ compensation (including the related income taxes assumed by the Group) for the years 2019 and 2018 are presented below:

	2019	2018
	US$(000)	US$(000)

Accounts payable:
Directors’ remuneration	1,746	2,628
Salaries	1,020	1,057
Provision for bonus to officers	6,205	6,345

Total	8,971	10,030

Disbursements:
Salaries	12,690	12,908
Directors’ compensations	1,746	2,628
Total	14,436	15,536

(e)The account receivable from Consorcio Transportadora Callao corresponds to the disbursements made between 2011 and 2013 by the subsidiary El Brocal in order to participate in the joint venture (see note 10(c)). This account receivable generates interest at an annual rate of 6.25 percent plus LIBOR at 3 months and it is estimated that it will be collected from the year 2023.

Minera Yanacocha SRL and subsidiary [Member]
Hierarchy and fair value of financial instruments [Line Items]
Transactions with related companies

22.   Transactions with related parties

(a)The main transactions carried out by the Company with its related parties in the years 2019, 2018 and 2017 were:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Royalties accrued:
Affiliates:
S.M.R.L. Chaupiloma Dos de Cajamarca, note 17 and 1(a)	22,297	20,385	20,739

Services rendered by:
Affiliates:
Newmont Peru S.R.L. (management services) (b)	10,729	12,837	8,985
Newmont International Services	10,822	5,181	281
Newmont USA Limited	4,118	5,381	5,607

(b)Management services including key personnel are provided by a related party.

(c)As a result of the transactions indicated in the paragraph (a), the Company had the following accounts receivable and payable from and (or) to affiliates:

	2019	2018
	US$(000)	US$(000)

Balance receivable from related parties, note 6
Newmont International Services Limited	168	194
Newmont USA Limited	144	207
Suriname Gold Company	135	—
NVL, USA Limited, Delaware	102	321
Newmont Peru S.R.L.	26	22
Newmont Global Employment Limited	20	22
Suriname Gold Company LLC	—	18
Newmont USA Limited – Carlin	—	10
Others	3	—

	598	794

Balance payable for related parties, note 11
S.M.R Chaupiloma Dos de Cajamarca	4,863	5,461
Newmont International Service Limited	3,297	2,059
Newmont Peru S.R.L.	1,101	1,460
Newmont Technologies Limited.	1,042	634
Newmont USA Limited.	1,034	1,067
Newmont US Carlin Limited	3	163
Others	86	2

	11,426	10,846

All the balances above are of current maturity, have no specific guarantees and are not interest bearing.

For the years ended December 31, 2019, 2018 and 2017, there is no allowance for expected credit losses related to related parties accounts.